CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Thousands		3 Months Ended			12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023	Mar. 31, 2024		Mar. 31, 2023
Income Statement [Abstract]
Revenue, net		$ 16,667		$ 16,330	$ 72,509		$ 53,099
Cost of revenue		12,657		11,883	50,868		39,442
Gross profit		4,010		4,447	21,641		13,657
Operating expenses
Selling, general & administrative expenses		20,430		3,670	18,654		11,326
Total operating expenses		20,430		3,670	18,654		11,326
Income from operations		(16,420)		777	2,987		2,331
Other income/ (expense)
Change in fair value of forward purchase agreement put option liability		(696)			14,765
Change in fair value of derivative warrant liabilities		757			1,402
Interest income		79		64	275		191
Interest expense		(147)		(123)	(462)		(185)
Other income/(expense), net		19		(6)	160		429
Total other income/(expense), net		12		(65)	16,140		435
Income/(loss) before income taxes		(16,408)		712	19,127		2,766
Income tax (expense) / benefit		1,091		(218)	(1,871)		(1,060)
Net income / (loss)		(15,317)		494	17,256		1,706
Less: Net income / (loss) attributable to noncontrolling interests		(506)		73	202		260
Less: Net income attributable to redeemable noncontrolling interests		10			1,397
Net income / (loss) attributable to shareholders’ of Aeries Technology, Inc.		$ (14,821)		$ 421	$ 15,657		$ 1,446
Weighted average shares outstanding of Class A ordinary shares, basic		37,852,036	[1]		15,532,382	[2]
Weighted average shares outstanding of Class A ordinary shares, diluted	[1]	37,852,036
Earnings Per Share, Diluted		$ (0.39)	[1]		$ 0.91	[2]

[1]	Net loss per Class A ordinary share and weighted average Class A ordinary shares outstanding is not presented for the periods prior to the Business Combination, as defined in Note 1. For more information refer to Note 14.
[2]	For the year ended March 31, 2024, net income per Class A ordinary share and weighted average Class A ordinary shares outstanding is representative of the period from November 6, 2023 through March 31, 2024, the period following the Business Combination, as defined in Note 1. For more information refer to Note 21